Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On March 1, 2024, the Company’s Board of Directors declared the following dividends:

	Dividend	Payable on:	Record Date:
5.950% Preference Shares (AHL PRC)	$0.3719	April 1, 2024	March 15, 2024
5.625% Preference Shares (AHL PRD)	$0.3516	April 1, 2024	March 15, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	April 1, 2024	March 15, 2024
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(1)     The 5.625% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.
The Company also paid an ordinary shares dividend of $25 million to Highlands Bermuda Holdco, Ltd. on March 21, 2024.